Document And Entity Information	6 Months Ended
Jun. 30, 2014
Entity Information [Line Items]
Entity Registrant Name	KNIGHTSBRIDGE SHIPPING LTD
Entity Central Index Key	0001029145
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	49,121,550
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2014